Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 367	$ 409	$ 402	$ 382
Provision for credit losses
Originations	11	10	27	23
Maturities	(7)	(4)	(14)	(9)
Changes in risk, parameters and exposures	122	(8)	106	17
Write-offs	(10)	(17)	(22)	(22)
Recoveries	2	1	6	2
Exchange rate and other	(1)	4	(21)	2
Balance at end of period	484	395	484	395
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	132	138	146	142
Provision for credit losses
Transfers to Stage 1	33	35	60	43
Transfers to Stage 2	(22)	(2)	(26)	(5)
Transfers to Stage 3	(1)		(2)	(1)
Originations	11	10	27	23
Maturities	(3)	(3)	(7)	(6)
Changes in risk, parameters and exposures	(39)	(39)	(84)	(57)
Exchange rate and other	3	1		1
Balance at end of period	114	140	114	140
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	80	79	77	64
Provision for credit losses
Transfers to Stage 1	(21)	(28)	(39)	(36)
Transfers to Stage 2	23	3	29	7
Transfers to Stage 3	(7)	(10)	(15)	(18)
Maturities	(4)	(1)	(7)	(3)
Changes in risk, parameters and exposures	159	19	188	49
Exchange rate and other	(7)	1	(10)
Balance at end of period	223	63	223	63
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	155	192	179	176
Provision for credit losses
Transfers to Stage 1	(12)	(7)	(21)	(7)
Transfers to Stage 2	(1)	(1)	(3)	(2)
Transfers to Stage 3	8	10	17	19
Changes in risk, parameters and exposures	2	12	2	25
Write-offs	(10)	(17)	(22)	(22)
Recoveries	2	1	6	2
Exchange rate and other	3	2	(11)	1
Balance at end of period	$ 147	$ 192	$ 147	$ 192